Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 87,967	$ 61,391
Work-in-process	3,106	2,616
Raw materials	77,431	59,517
Total Inventory	$ 168,504	$ 123,524